SUPPLEMENT DATED MARCH 17, 2010
TO THE PROSPECTUS FOR PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
DATED MAY 1, 2009
(as supplemented on May 4, 2009, May 21, 2009, June 19, 2009,
August 25, 2009, September 18, 2009, October 16, 2009, November 12, 2009,
December 17, 2009, December 21, 2009, January 11, 2010, and February 1, 2010)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

GOVERNMENT & HIGH QUALITY BOND ACCOUNT
On March 8, 2010, the Board of Directors for Principal Variable Contracts Funds, Inc. approved the following proposal:
-- acquisition of the assets of the Government & High Quality Bond Account to be acquired by the
Mortgage Securities Account
This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal
Variable Contracts Funds, Inc. tentatively scheduled for July 2010. Additional information about this proposal will be provided in the Proxy statement/Prospectus that is expected to be mailed to record date acquired Account shareholders in May 2010.

INTERNATIONAL SMALLCAP ACCOUNT
On March 8, 2010, the Board of Directors for Principal Variable Contracts Funds, Inc. approved the following proposal:
-- acquisition of the assets of the International SmallCap Account to be acquired by the Diversified
International Account
This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal
Variable Contracts Funds, Inc. tentatively scheduled for July 2010. Additional information about this proposal will be provided in the Proxy statement/Prospectus that is expected to be mailed to record date acquired Account shareholders in May 2010.

MIDCAP GROWTH ACCOUNT I
On March 8, 2010, the Board of Directors for Principal Variable Contracts Funds, Inc. approved the following proposal:
-- acquisition of the assets of the MidCap Growth Account I to be acquired by the MidCap Blend
Account
This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal
Variable Contracts Funds, Inc. tentatively scheduled for July 2010. Additional information about this proposal will be provided in the Proxy statement/Prospectus that is expected to be mailed to record date acquired Account shareholders in May 2010.

MIDCAP VALUE ACCOUNT II
On March 8, 2010, the Board of Directors for Principal Variable Contracts Funds, Inc. approved the following proposal:
-- acquisition of the assets of the MidCap Value Account II to be acquired by the MidCap Blend
Account
This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal
Variable Contracts Funds, Inc. tentatively scheduled for July 2010. Additional information about this proposal will be provided in the Proxy statement/Prospectus that is expected to be mailed to record date acquired Account shareholders in May 2010.

SHORT-TERM BOND ACCOUNT
On March 8, 2010, the Board of Directors for Principal Variable Contracts Funds, Inc. approved the following proposal:

1

-- acquisition of the assets of the Short-Term Bond Account to be acquired by the Short-Term
Income Account
This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal
Variable Contracts Funds, Inc. tentatively scheduled for July 2010. Additional information about this proposal will be provided in the Proxy statement/Prospectus that is expected to be mailed to record date acquired Account shareholders in May 2010.

MANAGEMENT OF THE FUND
Edge Asset Management, Inc.
Craig Sosey is no longer a portfolio manager for the Accounts; delete references to Mr. Sosey from the
Prospectus. Dirk Laschanzky is no longer a portfolio manager for the SAM Portfolios.